UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.31%

Consumer Discretionary — 13.02%
Aaron’s, Inc.	44,475	$1,307,565
Cato Corp. - Class A	59,195	1,882,401
CEC Entertainment, Inc.	42,440	1,879,243
Genesco, Inc. *	38,635	2,822,673
Helen of Troy Ltd. *	56,589	2,801,721
Hillenbrand, Inc.	66,485	1,955,989
John Wiley & Sons, Inc. - Class A	31,415	1,734,108
National CineMedia, Inc.	34,595	690,516
R.G. Barry Corp.	93,270	1,800,111

		16,874,327

Consumer Staples — 6.35%
Andersons, Inc./The	14,565	1,298,761
Cal-Maine Foods, Inc.	29,460	1,774,376
Casey’s General Stores, Inc.	22,055	1,549,364
Darling International, Inc. *	66,215	1,382,569
National Beverage Corp. *	110,080	2,219,213

		8,224,283

Energy — 4.38%
Atwood Oceanics, Inc. *	57,885	3,090,480
C&J Energy Services, Inc. *	52,915	1,222,337
World Fuel Services Corp.	31,645	1,365,798

		5,678,615

Financials — 21.27%
American Equity Investment Life Holding Co.	135,255	3,568,027
BBCN Bancorp, Inc.	68,885	1,142,802
Bryn Mawr Bank Corp.	74,962	2,262,353
C&F Financial Corp.	48,145	2,198,782
Cash America International, Inc.	37,990	1,455,017
Dime Community Bancshares	70,725	1,196,667
Enstar Group Ltd. *	9,420	1,308,532
FirstMerit Corp.	59,890	1,331,355
Horizon Bancorp.	128,753	3,261,313
Investors Title Co.	20,619	1,669,727
Nicholas Financial, Inc.	92,920	1,462,561
Primerica, Inc.	56,927	2,442,738
Protective Life Corp.	58,730	2,975,262
United Financial Bancorp, Inc.	67,855	1,281,781

		27,556,917

Health Care — 7.50%
Computer Programs & Systems, Inc.	21,615	1,336,023
Ensign Group, Inc./The	40,485	1,792,271
Magellan Health Services, Inc. *	41,647	2,495,072
Select Medical Holdings Corp.	229,010	2,658,806
US Physical Therapy, Inc.	40,710	1,435,435

		9,717,607

Industrials — 19.99%
Applied Industrial Technologies, Inc.	13,220	648,970
AZZ, Inc.	65,505	3,200,574
Barnes Group, Inc.	37,505	1,436,817
CBIZ, Inc. *	211,540	1,929,245
Crane Co.	34,897	2,346,823
EMCOR Group, Inc.	32,453	1,377,305

See accompanying notes which are an integral part of these schedules of investments.

Houston Wire & Cable Co.	141,945	1,899,224
John Bean Technologies Corp.	52,510	1,540,118
Kadant, Inc.	17,025	689,853
MYR Group, Inc. *	24,715	619,852
Preformed Line Products Co.	9,570	700,141
Ryder System, Inc.	17,235	1,271,598
Triumph Group, Inc.	29,730	2,261,561
United Stationers, Inc.	67,580	3,101,246
URS Corp.	54,415	2,883,451

		25,906,778

Information Technology — 9.26%
Anixter International, Inc.	22,170	1,991,753
ARRIS Group, Inc. *	60,977	1,485,705
ePlus, Inc. *	23,285	1,323,519
Exlservice Holdings, Inc. *	49,775	1,374,786
MTS Systems Corp.	44,985	3,205,181
Tech Data Corp. *	50,861	2,624,428

		12,005,372

Materials — 10.02%
Innophos Holdings, Inc.	15,420	749,412
Innospec, Inc. *	13,675	632,059
Koppers Holdings, Inc.	61,660	2,820,945
Olin Corp.	43,430	1,252,956
Royal Gold, Inc.	43,450	2,001,741
Schweitzer-Mauduit International, Inc.	66,800	3,438,196
Stepan Co.	31,870	2,091,628

		12,986,937

Real Estate Investment Trusts — 4.07%
Chatham Lodging Trust	98,615	2,016,677
Ryman Hospitality Properties, Inc.	34,765	1,452,482
Summit Hotel Properties, Inc.	201,020	1,809,180

		5,278,339

Utilities — 2.45%
Laclede Group, Inc./The	42,125	1,918,372
WGL Holdings, Inc.	31,287	1,253,357

		3,171,729

Total Common Stocks (Cost $101,527,074)		127,400,904

Money Market Securities — 2.03%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.08% (a)	2,629,503	2,629,503

Total Money Market Securities (Cost $2,629,503)		2,629,503

Total Investments – 100.34% (Cost $104,156,577)		130,030,407

Liabilities in Excess of Other Assets – (0.34)%		(441,566)

TOTAL NET ASSETS – 100.00%		$129,588,841

(a)	Rate disclosed is the seven day yield as of December 31, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Tax Related – As of December 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$26,028,838
Unrealized depreciation	(191,925)

Net unrealized appreciation	$25,836,913

Aggregate cost of securities for income tax purposes	$104,193,494

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.61%

Consumer Discretionary — 10.42%
Bed Bath & Beyond, Inc. *	2,919	$234,396
Darden Restaurants, Inc.	4,422	240,424
Interpublic Group of Companies, Inc./The	15,024	265,925
Kohl’s Corp.	4,010	227,567
Macy’s, Inc.	4,636	247,562
Newell Rubbermaid, Inc.	8,105	262,683
Whirlpool Corp.	1,039	162,977

		1,641,534

Consumer Staples — 6.38%
Darling International, Inc. *	11,406	238,157
Energizer Holdings, Inc.	2,305	249,493
Ingredion, Inc.	4,404	301,498
JM Smucker Co./The	2,072	214,701

		1,003,849

Energy — 7.80%
Baker Hughes, Inc.	4,109	227,063
Cameron International Corp. *	4,191	249,490
Murphy Oil Corp.	3,537	229,481
Noble Energy, Inc.	4,538	309,083
QEP Resources, Inc.	6,967	213,539

		1,228,656

Financials — 20.90%
Allstate Corp./The	4,227	230,541
Ameriprise Financial, Inc.	2,608	300,050
BOK Financial Corp.	3,654	242,333
Discover Financial Services	4,841	270,854
Invesco Ltd.	7,932	288,725
KeyCorp	22,599	303,279
M&T Bank Corp.	2,305	268,348
Reinsurance Group of America, Inc.	3,787	293,152
Torchmark Corp.	4,395	343,469
Unum Group	8,025	281,517
W.R. Berkley Corp.	5,511	239,122
Zions Bancorporation	7,664	229,613

		3,291,003

Health Care — 7.03%
C.R. Bard, Inc.	2,733	366,058
CareFusion Corp. *	6,038	240,433
Mednax, Inc. *	4,894	261,242
Zimmer Holdings, Inc.	2,573	239,778

		1,107,511

Industrials — 17.10%
CSX Corp.	9,665	278,062
Dover Corp.	3,019	291,454
Eaton Corp.	3,573	271,977
Flowserve Corp.	4,502	354,893
Fluor Corp.	3,412	273,949
Parker Hannifin Corp.	2,412	310,280
Regal-Beloit Corp.	3,169	233,619
Snap-On, Inc.	2,322	254,305
Towers Watson & Co. - Class A	3,323	424,048

		2,692,587

See accompanying notes which are an integral part of these schedules of investments.

Information Technology — 10.45%
Arrow Electronics, Inc. *	4,761	258,284
Global Payments, Inc.	4,330	281,407
Linear Technology Corp.	5,985	272,617
Mentor Graphics Corp.	8,560	206,039
Synopsys, Inc. *	7,610	308,738
TE Connectivity Ltd.	5,788	318,977

		1,646,062

Materials — 7.42%
Eastman Chemical Co.	2,881	232,497
FMC Corp.	3,859	291,200
Nucor Corp.	2,932	156,510
Sealed Air Corp.	7,134	242,913
Sensient Technologies Corp.	5,046	244,832

		1,167,952

Real Estate Investment Trusts — 2.86%
Medical Properties Trust, Inc.	17,732	216,685
RLJ Lodging Trust	9,619	233,934

		450,619

Utilities — 6.25%
AGL Resources, Inc.	5,413	255,656
CMS Energy Corp.	8,732	233,756
National Fuel Gas Co.	3,912	279,317
Xcel Energy, Inc.	7,722	215,753

		984,482

Total Common Stocks (Cost $10,963,881)		15,214,255

Money Market Securities — 3.42%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.08% (a)	538,838	538,838

Total Money Market Securities (Cost $538,838)		538,838

Total Investments – 100.03% (Cost $11,502,719)		15,753,093

Liabilities in Excess of Other Assets – (0.03)%		(5,126)

TOTAL NET ASSETS – 100.00%		$15,747,967

(a)	Rate disclosed is the seven day yield as of December 31, 2013.
*	Non-income producing security.

Tax Related – As of December 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$4,255,762
Unrealized depreciation	(11,536)

Net unrealized appreciation	$4,244,226

Aggregate cost of securities for income tax purposes	$11,508,867

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2013

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2013

(Unaudited)

securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2013

(Unaudited)

The following is a summary of the inputs used at December 31, 2013 in valuing the Dean Small Cap Value Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$127,400,904	$—	$—	$127,400,904
Money Market Securities	2,629,503	—	—	2,629,503

Total	$130,030,407	$—	$—	$130,030,407

*	Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used at December 31, 2013 in valuing the Dean Mid Cap Value Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$15,214,255	$—	$—	$15,214,255
Money Market Securities	538,838	—	—	538,838

Total	$15,753,093	$—	$—	$15,753,093

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended December 31, 2013, the funds had no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 3, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	3/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	3/3/14

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	3/3/14